SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Total operating revenues		$ 2,012,356	$ 1,727,923	$ 5,736,801
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	235,099	(104,276)	1,689,472
Operating costs and expenses:
Payments to the Philippine Parties		(26,371)	(12,989)	(57,428)
Pre-opening costs		(4,157)	(1,322)	(4,847)
Development costs		(30,677)	(25,616)	(57,433)
Amortization of gaming subconcession		(57,276)	(57,411)	(56,841)
Amortization of land use rights		(22,832)	(22,886)	(22,659)
Depreciation and amortization		(499,739)	(538,233)	(571,705)
Land rent to Belle		(2,848)	(3,195)	(3,061)
Share-based compensation		(67,957)	(54,392)	(31,797)
Property charges and other		(30,575)	(47,223)	(20,815)
Corporate and Other expenses		(70,118)	(73,014)	(115,208)
Total operating costs and expenses		(812,550)	(836,281)	(941,794)
Operating (loss) income		(577,451)	(940,557)	747,678
Non-operating income (expenses):
Interest income		6,618	5,134	9,311
Interest expenses, net of amounts capitalized		(350,544)	(340,839)	(310,102)
Other financing costs		(11,033)	(7,955)	(2,738)
Foreign exchange gains (losses), net		4,566	(2,079)	(10,756)
Other income (expenses), net		3,082	(150,969)	(23,914)
Loss on extinguishment of debt		(28,817)	(19,952)	(6,333)
Costs associated with debt modification		0	(310)	(579)
Total non-operating expenses, net		(376,128)	(516,970)	(345,111)
(Loss) income before income tax		(953,579)	(1,457,527)	402,567
Income tax (expense) credit		(2,885)	2,913	(8,339)
Net (loss) income		(956,464)	(1,454,614)	394,228
Net loss (income) attributable to noncontrolling interests		144,713	191,122	(21,055)
Net (loss) income attributable to Melco Resorts & Entertainment Limited		(811,751)	(1,263,492)	373,173
Corporate and Other [Member]
Operating revenues
Total operating revenues		30,773	25,913	51,250
Macau [Member]
Operating revenues
Total operating revenues		1,660,355	1,426,317	4,988,341
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	144,544	(135,539)	1,412,624
Macau [Member] | Mocha Clubs [Member]
Operating revenues
Total operating revenues		84,954	65,322	117,473
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	17,054	3,560	23,280
Macau [Member] | Altira Macau [Member]
Operating revenues
Total operating revenues		56,205	108,854	465,056
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(53,974)	(58,773)	51,470
Macau [Member] | City of Dreams [Member]
Operating revenues
Total operating revenues		1,146,919	985,619	3,050,491
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	201,954	(1,326)	922,776
Macau [Member] | Studio City [Member]
Operating revenues
Total operating revenues		372,277	266,522	1,355,321
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(20,490)	(79,000)	415,098
The Philippines [Member] | City of Dreams Manila [Member]
Operating revenues
Total operating revenues		268,597	224,688	602,479
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	88,962	28,983	247,091
Cyprus [Member] | Cyprus Operations [Member]
Operating revenues
Total operating revenues		52,631	51,005	94,731
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	$ 1,593	$ 2,280	$ 29,757

[1]	Adjusted property EBITDA” is net (loss) income before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.